CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS DEFICIT (UNAUDITED) - USD ($)		Total		SEPA Commitment Fee [Member]	Convertible Preferred Stock [Member]		Common Stock [Member]		Common Stock [Member] SEPA Commitment Fee [Member]	Additional Paid-in Capital [Member]		Additional Paid-in Capital [Member] SEPA Commitment Fee [Member]	Accumulated Deficit [Member]
Balance at the beginning (in shares) at Dec. 31, 2022	[1]				23,237,703
Balance at the beginning at Dec. 31, 2022					$ 4,040
Balance at the beginning (in shares) at Dec. 31, 2022	[1],[2]						138,922
Beginning Balance at Dec. 31, 2022		$ (17,234,376)					$ 13	[2]		$ 59,346,016	[2]		$ (76,580,405)
Issuance of Common Stock from releases of restricted stock units, shares	[1],[2]						9,793
Issuance of Common Stock from releases of restricted stock units	[2]						$ 2			(2)
Stock-based compensation		2,490,409								2,490,409	[2]
Net loss		$ (20,710,446)											(20,710,446)
Balance at the ending (in shares) at Dec. 31, 2023		2,388,905			2,388,905	[1]
Balance at the ending at Dec. 31, 2023		$ 23,889,050			$ 23,889,050
Balance at the ending (in shares) at Dec. 31, 2023	[1],[2]						922,362
Ending Balance at Dec. 31, 2023		(32,545,921)					$ 92	[2]		64,744,838	[2]		(97,290,851)
Issuance of Common Stock (in shares)							40,000
Issuance of Common Stock		200,000					$ 4			199,996
Issuance of Common Stock from releases of restricted stock units, shares							1,237
Issuance of Common Stock from releases of restricted stock units							$ 1			(1)
Restricted stock units withheld for tax withholdings, shares							(285)
Restricted stock units used for tax withholdings		(1,873)					$ (1)			(1,872)
Stock-based compensation		614,115								614,115
Net loss		(5,705,098)											(5,705,098)
Balance at the ending (in shares) at Mar. 31, 2024					2,388,905
Balance at the ending at Mar. 31, 2024					$ 23,889,050
Balance at the ending (in shares) at Mar. 31, 2024							963,314
Ending Balance at Mar. 31, 2024		$ (37,434,715)					$ 96			65,557,076			(102,991,887)
Balance at the beginning (in shares) at Dec. 31, 2023		2,388,905			2,388,905	[1]
Balance at the beginning at Dec. 31, 2023		$ 23,889,050			$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2023	[1],[2]						922,362
Beginning Balance at Dec. 31, 2023		(32,545,921)					$ 92	[2]		64,744,838	[2]		(97,290,851)
Net loss		(18,343,981)
Balance at the ending (in shares) at Jun. 30, 2024					2,388,905
Balance at the ending at Jun. 30, 2024					$ 23,889,050
Balance at the ending (in shares) at Jun. 30, 2024							3,247,323
Ending Balance at Jun. 30, 2024		$ (34,793,016)					$ 325			80,832,984			(115,626,325)
Balance at the beginning (in shares) at Dec. 31, 2023		2,388,905			2,388,905	[1]
Balance at the beginning at Dec. 31, 2023		$ 23,889,050			$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2023	[1],[2]						922,362
Beginning Balance at Dec. 31, 2023		(32,545,921)					$ 92	[2]		64,744,838	[2]		(97,290,851)
Net loss		(22,689,705)
Balance at the ending (in shares) at Sep. 30, 2024					2,388,905
Balance at the ending at Sep. 30, 2024					$ 23,889,050
Balance at the ending (in shares) at Sep. 30, 2024							5,686,498
Ending Balance at Sep. 30, 2024		$ (36,263,344)					$ 569			83,708,136			(119,972,049)
Balance at the beginning (in shares) at Dec. 31, 2023		2,388,905			2,388,905	[1]
Balance at the beginning at Dec. 31, 2023		$ 23,889,050			$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2023	[1],[2]						922,362
Beginning Balance at Dec. 31, 2023		(32,545,921)					$ 92	[2]		64,744,838	[2]		(97,290,851)
Issuance of Common Stock to extinguish debt, shares	[1],[2]						19,234,912
Issuance of Common Stock to extinguish debt		25,051,755					$ 1,924	[2]		25,049,831	[2]
Issuance of Common Stock (in shares)	[1],[2]						40,000
Issuance of Common Stock		$ 200,000					$ 4	[2]		199,996	[2]
Fractional shares issued for stock split, shares	[1],[2]						25,635
Fractional shares issued for stock split	[2]						$ 3			(3)
Common stock issued for services, shares		12,500					12,500	[1],[2]
Common stock issued for services		$ 1					$ 1	[2]
Issuance of Common Stock from releases of restricted stock units, shares	[1],[2]						52,789
Issuance of Common Stock from releases of restricted stock units	[2]						$ 6			(6)
Stock-based compensation		1,866,095								1,866,095	[2]
Net loss		$ (34,515,754)											(34,515,754)
Balance at the ending (in shares) at Dec. 31, 2024		2,388,905	[3]		2,388,905	[1]
Balance at the ending at Dec. 31, 2024		$ 23,889,050	[3]		$ 23,889,050
Balance at the ending (in shares) at Dec. 31, 2024	[1],[2]						20,274,238
Ending Balance at Dec. 31, 2024		(37,836,506)					$ 2,028	[2]		93,968,071	[2]		(131,806,605)
Balance at the beginning (in shares) at Mar. 31, 2024					2,388,905
Balance at the beginning at Mar. 31, 2024					$ 23,889,050
Balance at the beginning (in shares) at Mar. 31, 2024							963,314
Beginning Balance at Mar. 31, 2024		(37,434,715)					$ 96			65,557,076			(102,991,887)
Issuance of Common Stock to extinguish debt, shares							2,248,312
Issuance of Common Stock to extinguish debt		13,356,412					$ 225			13,356,187
Issuance of Common Stock from releases of restricted stock units, shares							48,779
Issuance of Common Stock from releases of restricted stock units							$ 5			(5)
Restricted stock units withheld for tax withholdings, shares							(13,082)
Restricted stock units used for tax withholdings		(70,713)					$ (1)			(70,712)
Issuance of pre-funded warrants		1,539,866								1,539,866
Stock-based compensation		450,572								450,572
Net loss		(12,638,883)											(12,638,883)
Balance at the ending (in shares) at Jun. 30, 2024					2,388,905
Balance at the ending at Jun. 30, 2024					$ 23,889,050
Balance at the ending (in shares) at Jun. 30, 2024							3,247,323
Ending Balance at Jun. 30, 2024		(34,793,016)					$ 325			80,832,984			(115,626,325)
Issuance of Common Stock to extinguish debt, shares							1,491
Fractional shares issued for stock split, shares							25,635
Fractional shares issued for stock split							$ 3			(3)
Common stock issued for services, shares							12,500
Common stock issued for services		1					$ 1
Issuance of Common Stock from releases of restricted stock units, shares							2,399,850
Issuance of Common Stock from releases of restricted stock units		1,828,292					$ 240			1,828,052
Restricted stock units withheld for tax withholdings, shares							(301)
Restricted stock units used for tax withholdings		(502)								(502)
Issuance of pre-funded warrants		600,000								600,000
Stock-based compensation		447,605								447,605
Net loss		(4,345,724)											(4,345,724)
Balance at the ending (in shares) at Sep. 30, 2024					2,388,905
Balance at the ending at Sep. 30, 2024					$ 23,889,050
Balance at the ending (in shares) at Sep. 30, 2024							5,686,498
Ending Balance at Sep. 30, 2024		$ (36,263,344)					$ 569			83,708,136			(119,972,049)
Balance at the beginning (in shares) at Dec. 31, 2024		2,388,905	[3]		2,388,905	[1]
Balance at the beginning at Dec. 31, 2024		$ 23,889,050	[3]		$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2024	[1],[2]						20,274,238
Beginning Balance at Dec. 31, 2024		(37,836,506)					$ 2,028	[2]		93,968,071	[2]		(131,806,605)
Reclassification of convertible preferred stock from mezzanine equity to current liabilities, (in shares)					(2,388,905)
Reclassification of convertible preferred stock from mezzanine equity to current liabilities					$ (23,889,050)
Issuance of Common Stock to extinguish debt, shares							15,551,122
Issuance of Common Stock to extinguish debt		4,390,251					$ 5,438			4,384,813
Issuance of Common Stock upon exercise of pre-funded warrants (in Shares)							13,008,304
Issuance of Common Stock upon exercise of pre-funded warrants		934					$ 1,301			(367)
Contributions from related party		110,000								110,000
Deemed dividend in connection with modification of pre-funded warrants		(936)								(936)
Reclassification of convertible preferred stock from mezzanine equity to liability		10,398,050											10,398,050
Stock-based compensation		571,708								571,708
Net loss		(16,611,425)											(16,611,425)
Balance at the ending (in shares) at Mar. 31, 2025							48,833,664
Ending Balance at Mar. 31, 2025		$ (38,977,924)					$ 8,767			99,033,289			(138,019,980)
Balance at the beginning (in shares) at Dec. 31, 2024		2,388,905	[3]		2,388,905	[1]
Balance at the beginning at Dec. 31, 2024		$ 23,889,050	[3]		$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2024	[1],[2]						20,274,238
Beginning Balance at Dec. 31, 2024		(37,836,506)					$ 2,028	[2]		93,968,071	[2]		(131,806,605)
Net loss		$ (51,257,996)
Balance at the ending (in shares) at Sep. 30, 2025	[3]	2,188,905
Balance at the ending at Sep. 30, 2025	[3]	$ 0
Balance at the ending (in shares) at Sep. 30, 2025							208,586,879
Ending Balance at Sep. 30, 2025		(53,856,310)					$ 24,740			118,785,501			(172,666,551)
Balance at the beginning (in shares) at Mar. 31, 2025							48,833,664
Beginning Balance at Mar. 31, 2025		(38,977,924)					$ 8,767			99,033,289			(138,019,980)
Issuance of Common Stock to extinguish debt, shares							16,294,942
Issuance of Common Stock to extinguish debt		5,025,935					$ 1,629			5,024,306
Issuance of Common Stock (in shares)									1,332,623
Issuance of Common Stock				$ 545,309					$ 133			$ 545,176
Common stock issued for services, shares							3,830,189
Common stock issued for services		600,000					$ 383			599,617
Issuance of Common Stock from releases of restricted stock units, shares							1,869
Restricted stock units withheld for tax withholdings, shares							(550)
Restricted stock units used for tax withholdings		(173)								(173)
Stock-based compensation		282,106								282,106
Net loss		(12,224,975)											(12,224,975)
Balance at the ending (in shares) at Jun. 30, 2025							70,292,737
Ending Balance at Jun. 30, 2025		(44,749,722)					$ 10,912			105,484,321			(150,244,955)
Issuance of Common Stock to extinguish debt, shares							28,473,627
Issuance of Common Stock to extinguish debt		5,051,158					$ 2,847			5,048,311
Shares issued in connection with the Silverback Claims Settlement, Shares							42,964,420
Shares issued in connection with the Silverback Claims Settlement		6,540,488					$ 4,296			6,536,192
Issuance of Common Stock (in shares)									11,134,581
Issuance of Common Stock				$ 2,308,076					$ 1,113			$ 2,306,963
Issuance of Common Stock in connection with the Offering, net of offering costs including fair value of the Offering Placement Agent Warrants, shares							32,373,536
Issuance of common stock in connection with the offering, net of offering costs including fair value of the offering placement agent warrants		(1,247,251)					$ 3,237			(1,250,488)
Shares issued in connection with exercise of warrants, Shares							23,347,443
Shares issued in connection with exercise of warrants		496,361					$ 2,335			494,026
Issuance of Common Stock from releases of restricted stock units, shares							806
Restricted stock units withheld for tax withholdings, shares							(271)
Restricted stock units used for tax withholdings		44								44
Stock-based compensation		166,132								166,132
Net loss		$ (22,421,596)											(22,421,596)
Balance at the ending (in shares) at Sep. 30, 2025	[3]	2,188,905
Balance at the ending at Sep. 30, 2025	[3]	$ 0
Balance at the ending (in shares) at Sep. 30, 2025							208,586,879
Ending Balance at Sep. 30, 2025		$ (53,856,310)					$ 24,740			$ 118,785,501			$ (172,666,551)

[1]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.
[2]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[3]	As of September 30, 2025, the value of the convertible preferred stock is presented within preferred stock liability. For additional information, See Note 9.